Leases	12 Months Ended
Dec. 31, 2021
Leases
Leases
7.	Leases

The Company leases real estate for office space under operating leases. In June 2021, The Company entered into a sublease agreement related to one of the Company’s leases and the Company recorded rent expense on a straight-line basis for the lease, net of sublease income, in rent and occupancy in the consolidated statements of operations and comprehensive loss. In December 2021, the Company commenced on a new lease for additional office space and recorded rent expense on a straight-line basis.

As of December 31, 2021, the remaining lease terms varied from 1.0 years to 3.6 years. For certain leases the Company has an option to extend the lease term for a period of 5 years. This renewal option is not considered in the remaining lease term unless it is reasonably certain that the Company will exercise such options.

Operating lease expense, included in rent and occupancy on the consolidated statements of operations and comprehensive loss, for the years ended December 31, 2021 and 2020 was $3,337 and $2,215, respectively. Operating lease expenses exclude short-term lease costs and variable lease costs, each of which was immaterial for the years ended December 31, 2021 and 2020. Lease expenses for the years ended December 31, 2021 and 2020 include an offset for sublease income of $175 and 0, respectively, and included in rent and occupancy in the consolidated statements of operations and comprehensive loss.

The table below presents additional information related to the Company’s operating leases:

	As of December 31,
	2021	2020
Operating lease right-of-use assets	$7,881	$8,983
Operating lease liabilities, current	$5,367	$3,536
Operating lease liabilities, noncurrent	$5,159	$8,824
Weighted-average remaining lease term (in years)	2.0	3.4
Weighted-average discount rate	4.9%	5.0%

Future undiscounted lease payments under operating leases as of December 31, 2021 were as follows:

	Lease Payment	Sublease	Net Lease
	Obligation	Income	Obligation
2022	5,762	(349)	5,413
2023	4,030	(349)	3,681
2024	936	(349)	587
2025	393	(204)	189
2026	—	—	—
Total undiscounted lease payments	$11,121	$(1,251)	$9,870
Less: Imputed interest	595
Present value of future lease payments	$10,526
Less: operating lease liabilities, current	5,367
Operating lease liabilities, noncurrent	$5,159

As of December 31, 2021, the Company did not have any additional significant lease contracts that had not yet commenced.